(8) Preferred Stock (Details) (USD $)	9 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jul. 31, 2012	Sep. 30, 2011 Preferred Stock	Sep. 30, 2012 Preferred Stock	Sep. 30, 2010 Preferred Stock	Sep. 30, 2012 Additional Paid-in Capital	Sep. 30, 2011 Additional Paid-in Capital	Sep. 30, 2012 Common Stock	Sep. 30, 2011 Common Stock	Sep. 30, 2010 Common Stock	Sep. 30, 2012 Scenario, Previously Reported	Sep. 30, 2011 Scenario, Previously Reported	Sep. 30, 2007 Scenario, Previously Reported	Jun. 30, 2013 Scenario, Previously Reported	Jul. 31, 2011 Scenario, Previously Reported	Sep. 30, 2012 Scenario, Previously Reported Preferred Stock	Sep. 30, 2011 Scenario, Previously Reported Preferred Stock	Sep. 30, 2012 Scenario, Previously Reported Additional Paid-in Capital	Sep. 30, 2011 Scenario, Previously Reported Additional Paid-in Capital	Sep. 30, 2012 Scenario, Previously Reported Common Stock	Sep. 30, 2011 Scenario, Previously Reported Common Stock
Preferred stock shares authorized	20,000,000												20,000,000
Series D 8% dividend, convertible, voting - par value	$ 0.0001	$ 0.0001	$ 0.0001													$ 0.0001
Series D 8% dividend, convertible, voting - shares designated	85,000	85,000	85,000	85,000													85,000
Preferred Stock, Shares Issued																			26,037
Issuance of Series D Preferred stock for cash		$ 2,004,000	$ 10,344,603		$ 3			$ 2,004,000	$ 10,344,600												$ 10,344,600
Issuance of Series D Preferred stock in connection with debt and accrued interest - shares					4,669														4,669
Issuance of Series D Preferred stock in connection with debt and accrued interest			2,334,632						2,334,632												2,334,632
Issuance of Series D Preferred stock in connection with forbearance agreements - shares					280														280
Issuance of Series D Preferred stock in connection with forbearance agreements			140,000						140,000												140,000
Issuance of Series D Preferred stock for Board of Director fees - shares					25														25
Cancellation of Series D Preferred stock - shares					(100)														100
Issuance of Series D Preferred stock for prepaid commissions - shares					987														987
Issuance of Series D Preferred stock for prepaid commissions			493,500						493,500												493,500
Issuance of Series D Preferred stock in connection with services - shares					275													4,008	275
Issuance of Series D Preferred stock in connection with services			137,500						137,500											2,004,000	137,500
Shares issued					44,845	48,763	35,407			3,096,642	2,518,117	1,400,116						48,763	44,845
Dividend rate on Series D Preferred stock	8.00%												8.00%
Issuance of common stock for dividends from Series D Preferred stock - shares										210,689	106,535											42,137,711	21,307,067
Issuance of common stock for dividends from Series D Preferred stock		2,391,568	2,043,309					2,391,547	2,043,298	21	11		2,391,568	2,043,309
Common stock issued for payment of Series D preferred stock dividends subsequent to year end													20,760,551
Series D Preferred stock dividends earned subsequent to year end													630,528
Common shares issued for each share of Series D Preferred stock	30															6,000
Series D Preferred stock issued for conversion																		90	22,735
Common stock issued in conversion of Series D Preferred																						540,000	136,410,000
Warrants outstanding for the purchase of Series D Preferred stock	5,400												5,400	1,400
Investment Warrants, Exercise Price													$ 500
Series D Preferred Stock Warrants Related Value													475,340
Preferred Stock Warrants Volatility														108.05%
Preferred Stock Warrants risk free rate														0.50%
Preferred Stock Warrants exercise price														0.08%
Preferred Stock Warrants market price grant date														$ 0.09
Preferred stock designated as Series A Convertible Redeemable Non-Voting Preferred Shares															3,590,000
SMI Series A Preferred stock Income													$ 0	$ 16,683